SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Credit cards payable	$ 79,369	$ 96,420	$ 183,061
Accrued interest	118,450	106,463	95,597
Other accrued expenses	122,749	148,967	94,389
Total accrued expenses	$ 320,568	$ 351,850	$ 373,047